LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
This note provides information about the contractual terms of Pembina's interest-bearing long-term debt, which is measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2022	Nominal Interest Rate	Year of Maturity	December 31, 2022	December 31, 2021
Loans and borrowings
Senior unsecured credit facilities(1)(3)(4)	2,858	5.78(2)	Various(1)	768	907
Senior unsecured medium-term notes series 2	—	3.77	2022	—	450
Senior unsecured medium-term notes series 3	450	4.75	2043	447	447
Senior unsecured medium-term notes series 4	600	4.81	2044	597	597
Senior unsecured medium-term notes series 5	450	3.54	2025	449	449
Senior unsecured medium-term notes series 6	500	4.24	2027	499	499
Senior unsecured medium-term notes series 7	600	3.71	2026	602	602
Senior unsecured medium-term notes series 8	650	2.99	2024	649	648
Senior unsecured medium-term notes series 9	550	4.74	2047	543	542
Senior unsecured medium-term notes series 10	650	4.02	2028	658	660
Senior unsecured medium-term notes series 11	800	4.75	2048	839	841
Senior unsecured medium-term notes series 12	650	3.62	2029	653	654
Senior unsecured medium-term notes series 13	700	4.54	2049	712	712
Senior unsecured medium-term notes series 14	600	2.56	2023	600	599
Senior unsecured medium-term notes series 15	600	3.31	2030	598	597
Senior unsecured medium-term notes series 16	400	4.67	2050	397	397
Senior unsecured medium-term notes series 17	500	3.53	2031	497	497
Senior unsecured medium-term notes series 18	500	4.49	2051	497	497
Senior unsecured medium-term notes series 3A	—	5.05	2022	—	50
Total loans and borrowings				10,005	10,645
Less current portion loans and borrowings				(600)	(1,000)
Total non-current loans and borrowings				9,405	9,645
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	595	594
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2027, a $1.0 billion sustainability linked revolving facility that matures in June 2026, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $20 million operating facility that matures in May 2023, which is typically renewed on an annual basis.
(2)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2022. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins. The impact of interest rate hedges described in the footnote below are not reflected in this figure.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2022 (2021: U.S. $250 million) and fully hedged at 1.45 percent.
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 24 for foreign exchange risk management.
On March 14, 2022, Pembina's $50 million senior unsecured medium term notes, series 3A, matured and were fully repaid.
On July 27, 2022, Pembina replaced its $2.5 billion revolving credit facility with two credit facilities: an unsecured $1.0 billion sustainability linked revolving credit facility (the "SLL Credit Facility") that has a term of four years, maturing June 2026 and an amendment and restatement of the revolving facility into an unsecured $1.5 billion revolving credit facility, which includes a $750 million accordion feature and matures in June 2027 (the "Revolving Facility"). The SLL Credit Facility contains pricing adjustments that reduce or increase borrowing costs based on Pembina's performance relative to a greenhouse gas ("GHG") emissions intensity reduction performance target. Previously, Pembina announced its commitment to reduce its GHG emissions intensity by 30 percent by 2030, relative to baseline 2019 levels. The specific terms of the SLL Credit Facility include annual intermediate targets that align with Pembina's trajectory towards its 2030 target.
With the exception of the sustainability linked adjustments to borrowing costs, the terms and conditions of the SLL Credit Facility and the Revolving Facility, including financial covenants, are substantially similar to each other.
In 2022, Pembina fully repaid and cancelled its non-revolving term loan for a total repayment of $500 million.For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 24 Financial Instruments & Risk Management.